Vanguard Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (47.6%)
Basic Materials (0.8%)
	Linde plc	52,529	12,509
	Ecolab Inc.	32,303	6,455
	Air Products & Chemicals Inc.	19,099	5,689
	Newmont Corp.	79,841	5,066
	Freeport-McMoRan Inc.	141,389	2,211
	Dow Inc.	36,222	1,704
	Celanese Corp. Class A	14,628	1,572
	Hexcel Corp.	45,766	1,535
*	Element Solutions Inc.	128,571	1,351
	FMC Corp.	9,098	964
	Fastenal Co.	21,246	958
	Albemarle Corp.	10,400	929
	Royal Gold Inc.	7,100	853
*	Alcoa Corp.	70,034	815
	International Flavors & Fragrances Inc.	6,430	787
	Reliance Steel & Aluminum Co.	6,900	704
	Scotts Miracle-Gro Co.	4,442	679
	Westlake Chemical Corp.	9,894	626
	Huntsman Corp.	27,900	620
	Eastman Chemical Co.	7,819	611
	Avery Dennison Corp.	4,600	588
	CF Industries Holdings Inc.	16,859	518
	Nucor Corp.	11,200	502
	Ashland Global Holdings Inc.	6,198	440
	LyondellBasell Industries NV Class A	5,638	397
	NewMarket Corp.	1,129	386
	Mosaic Co.	18,068	330
*	Univar Solutions Inc.	19,164	324
	Valvoline Inc.	17,015	324
	Timken Co.	5,841	317
	W R Grace & Co.	6,600	266
	Steel Dynamics Inc.	4,100	117
*	Arconic Corp.	4	—
			51,147
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	41,171	129,636
	Home Depot Inc.	104,969	29,151
*	Tesla Inc.	65,015	27,892
	Walt Disney Co.	178,123	22,101
*	Netflix Inc.	42,251	21,127
	Walmart Inc.	136,623	19,115

		Shares	Market Value ($000)
	NIKE Inc. Class B	135,111	16,962
	Costco Wholesale Corp.	46,842	16,629
	McDonald's Corp.	62,436	13,704
	Lowe's Cos. Inc.	79,663	13,213
	Starbucks Corp.	113,970	9,792
	Estee Lauder Cos. Inc. Class A	33,569	7,326
	Target Corp.	41,325	6,505
*	Booking Holdings Inc.	3,778	6,463
	TJX Cos. Inc.	106,628	5,934
	Activision Blizzard Inc.	69,615	5,635
	Dollar General Corp.	25,991	5,448
*	Lululemon Athletica Inc.	15,881	5,231
*	O'Reilly Automotive Inc.	9,503	4,382
*	Chipotle Mexican Grill Inc. Class A	3,292	4,094
*	Copart Inc.	35,413	3,724
	eBay Inc.	70,733	3,685
	Ross Stores Inc.	35,144	3,280
*	Spotify Technology SA	13,409	3,253
	Lennar Corp. Class A	39,160	3,199
*	Uber Technologies Inc.	86,204	3,145
*	Electronic Arts Inc.	23,473	3,061
*	AutoZone Inc.	2,594	3,055
	Yum! Brands Inc.	31,728	2,897
	DR Horton Inc.	37,302	2,821
	Aptiv plc	29,624	2,716
*	Wayfair Inc. Class A	9,168	2,668
	Hilton Worldwide Holdings Inc.	30,445	2,598
	Marriott International Inc. Class A	27,645	2,559
*	Under Armour Inc. Class A	225,100	2,528
*	Dollar Tree Inc.	27,452	2,507
	Best Buy Co. Inc.	21,906	2,438
*	CarMax Inc.	26,265	2,414
*	NVR Inc.	569	2,323
	General Motors Co.	76,101	2,252
	Southwest Airlines Co.	56,166	2,106
*	Madison Square Garden Entertainment Corp.	30,720	2,104
	Yum China Holdings Inc.	37,156	1,967
*	Mohawk Industries Inc.	19,372	1,890
	VF Corp.	26,400	1,855
	Domino's Pizza Inc.	4,261	1,812
	Tractor Supply Co.	12,514	1,794
	Fortune Brands Home & Security Inc.	20,487	1,773
	Advance Auto Parts Inc.	10,965	1,683
	Delta Air Lines Inc.	53,900	1,648
*	Burlington Stores Inc.	7,603	1,567
*	Norwegian Cruise Line Holdings Ltd.	88,700	1,518
*	Discovery Inc. Class A	64,416	1,402
*	Take-Two Interactive Software Inc.	8,365	1,382
*	Ulta Beauty Inc.	5,996	1,343
*	Etsy Inc.	10,995	1,337
	Alaska Air Group Inc.	36,200	1,326
	MGM Resorts International	57,046	1,241
*	Live Nation Entertainment Inc.	22,245	1,199
	Sirius XM Holdings Inc.	219,780	1,178
	PulteGroup Inc.	25,300	1,171
	Lear Corp.	10,522	1,147
*	Trade Desk Inc. Class A	2,169	1,125
	Toll Brothers Inc.	22,801	1,109

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	31,744	1,103
*	JetBlue Airways Corp.	95,700	1,084
*	Capri Holdings Ltd.	59,100	1,064
*	Floor & Decor Holdings Inc. Class A	13,773	1,030
	Expedia Group Inc.	11,209	1,028
	AMERCO	2,887	1,028
	Gentex Corp.	39,660	1,021
*	Skechers U.S.A. Inc. Class A	33,688	1,018
*	LKQ Corp.	36,460	1,011
	Ford Motor Co.	150,000	999
*	Ollie's Bargain Outlet Holdings Inc.	10,849	948
*	Liberty Media Corp.-Liberty SiriusXM Class C	28,559	945
*	IAA Inc.	17,878	931
	Thor Industries Inc.	9,533	908
*	Carvana Co. Class A	4,031	899
*	Under Armour Inc. Class C	89,592	882
	News Corp. Class A	62,267	873
*	AutoNation Inc.	16,312	863
	PVH Corp.	14,290	852
	Garmin Ltd.	8,970	851
	Rollins Inc.	15,624	847
	Service Corp. International	19,876	838
*	Tempur Sealy International Inc.	9,285	828
*	Lions Gate Entertainment Corp. Class B	94,085	820
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	790
	American Airlines Group Inc.	61,900	761
	BorgWarner Inc.	19,434	753
	Dunkin' Brands Group Inc.	9,083	744
	Tiffany & Co.	6,075	704
*	frontdoor Inc.	17,660	687
*	Five Below Inc.	5,244	666
	Whirlpool Corp.	3,582	659
	Qurate Retail Inc. Class A	91,418	656
*	ServiceMaster Global Holdings Inc.	16,325	651
	Williams-Sonoma Inc.	7,089	641
	ViacomCBS Inc. Class B	22,673	635
*	Planet Fitness Inc. Class A	9,600	592
	Royal Caribbean Cruises Ltd.	8,832	572
	Wendy's Co.	24,919	556
	Dolby Laboratories Inc. Class A	8,275	548
*	Discovery Inc. Class C	26,958	528
	Dick's Sporting Goods Inc.	8,512	493
	Carter's Inc.	5,600	485
	ViacomCBS Inc. Class A	15,073	457
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	420
*	Madison Square Garden Sports Corp.	2,748	414
	Pool Corp.	1,184	396
	New York Times Co. Class A	8,914	381
	Lennar Corp. Class B	5,464	359
	Carnival Corp.	23,400	355
	TripAdvisor Inc.	17,991	352
	Aramark	13,199	349
	Fox Corp. Class B	12,100	338
	Wynn Resorts Ltd.	4,200	302
*	Grand Canyon Education Inc.	3,737	299
*	Zynga Inc. Class A	32,100	293
	Vail Resorts Inc.	1,300	278
*	Bright Horizons Family Solutions Inc.	1,766	268

		Shares	Market Value ($000)
*	2U Inc.	7,800	264
	Hyatt Hotels Corp. Class A	4,248	227
	Ralph Lauren Corp. Class A	3,073	209
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	186
*	Mattel Inc.	15,775	185
	Graham Holdings Co. Class B	400	162
	Columbia Sportswear Co.	1,683	146
	Nexstar Media Group Inc. Class A	1,600	144
	Hasbro Inc.	1,600	132
	Foot Locker Inc.	3,866	128
	Hanesbrands Inc.	6,700	106
	Darden Restaurants Inc.	880	89
	Copa Holdings SA Class A	1,462	74
	Wyndham Hotels & Resorts Inc.	1,038	52
	Choice Hotels International Inc.	444	38
*	AMC Networks Inc. Class A	1	—
			506,335
Consumer Staples (2.5%)
	Procter & Gamble Co.	240,351	33,406
	PepsiCo Inc.	132,297	18,336
	Coca-Cola Co.	344,600	17,013
	Mondelez International Inc. Class A	148,388	8,525
	CVS Health Corp.	118,845	6,940
*	Monster Beverage Corp.	65,123	5,223
	Colgate-Palmolive Co.	59,637	4,601
	Kimberly-Clark Corp.	30,521	4,507
	Philip Morris International Inc.	58,903	4,417
	Constellation Brands Inc. Class A	18,826	3,568
	McCormick & Co. Inc. (Non-Voting)	15,585	3,025
	General Mills Inc.	48,414	2,986
	Church & Dwight Co. Inc.	30,778	2,884
	Clorox Co.	12,303	2,586
	Sysco Corp.	38,967	2,424
	Archer-Daniels-Midland Co.	51,573	2,398
	McKesson Corp.	15,695	2,337
	Kroger Co.	68,647	2,328
	Brown-Forman Corp. Class B	30,438	2,293
	Corteva Inc.	75,255	2,168
	Hershey Co.	14,203	2,036
*	Herbalife Nutrition Ltd.	40,333	1,881
	Tyson Foods Inc. Class A	30,613	1,821
	Altria Group Inc.	37,080	1,433
	J M Smucker Co.	11,951	1,381
	AmerisourceBergen Corp. Class A	14,106	1,367
	Conagra Brands Inc.	38,018	1,358
*	Pilgrim's Pride Corp.	78,228	1,171
	Hormel Foods Corp.	22,584	1,104
*	Hain Celestial Group Inc.	31,228	1,071
	Walgreens Boots Alliance Inc.	28,118	1,010
*	Beyond Meat Inc.	6,042	1,003
*	Sprouts Farmers Market Inc.	42,405	887
*	Post Holdings Inc.	9,905	852
	Lamb Weston Holdings Inc.	12,659	839
	Brown-Forman Corp. Class A	10,274	706
	Kellogg Co.	10,900	704
*	Grocery Outlet Holding Corp.	15,700	617
	Casey's General Stores Inc.	3,314	589
	Reynolds Consumer Products Inc.	18,900	579

		Shares	Market Value ($000)
*	US Foods Holding Corp.	23,476	522
	Ingredion Inc.	6,341	480
	Keurig Dr Pepper Inc.	16,512	456
	Energizer Holdings Inc.	9,717	380
	Campbell Soup Co.	7,400	358
	Kraft Heinz Co.	8,459	253
*	TreeHouse Foods Inc.	5,369	218
	Molson Coors Beverage Co. Class B	4,300	144
			157,185
Energy (0.8%)
	Chevron Corp.	154,599	11,131
	Exxon Mobil Corp.	237,905	8,167
	ConocoPhillips	84,912	2,789
	Phillips 66	36,375	1,886
*	Cheniere Energy Inc.	33,847	1,566
	Valero Energy Corp.	35,500	1,538
	Marathon Petroleum Corp.	50,658	1,486
	Kinder Morgan Inc.	115,247	1,421
	Schlumberger NV	90,000	1,400
	Pioneer Natural Resources Co.	15,691	1,349
*	First Solar Inc.	17,966	1,189
	Hess Corp.	25,949	1,062
	Occidental Petroleum Corp.	88,690	888
	Cabot Oil & Gas Corp.	50,290	873
	Parsley Energy Inc. Class A	89,200	835
	EOG Resources Inc.	22,656	814
	Halliburton Co.	67,130	809
*	ChampionX Corp.	99,308	793
	EQT Corp.	60,869	787
	Continental Resources Inc.	58,915	724
	National Oilwell Varco Inc.	77,373	701
	Williams Cos. Inc.	35,300	694
	Range Resources Corp.	99,510	659
	Baker Hughes Co. Class A	45,047	599
	Noble Energy Inc.	65,573	561
	Concho Resources Inc.	11,084	489
	Diamondback Energy Inc.	14,614	440
*	WPX Energy Inc.	54,016	265
	HollyFrontier Corp.	12,392	244
	Cimarex Energy Co.	9,486	231
	Apache Corp.	20,000	189
	Targa Resources Corp.	12,000	168
	Helmerich & Payne Inc.	9,869	145
	Marathon Oil Corp.	24,698	101
	Devon Energy Corp.	1,454	14
			47,007
Financials (4.4%)
*	Berkshire Hathaway Inc. Class B	198,005	42,163
	JPMorgan Chase & Co.	293,654	28,270
	Bank of America Corp.	797,988	19,224
	S&P Global Inc.	26,017	9,382
	Citigroup Inc.	188,000	8,105
	Goldman Sachs Group Inc.	31,593	6,349
	Progressive Corp.	64,645	6,120
	BlackRock Inc.	10,561	5,952
	Aon plc Class A	27,728	5,720
	Marsh & McLennan Cos. Inc.	49,821	5,714

		Shares	Market Value ($000)
	Morgan Stanley	108,719	5,257
	Intercontinental Exchange Inc.	50,126	5,015
	Moody's Corp.	16,498	4,782
	Chubb Ltd.	39,599	4,598
	Truist Financial Corp.	115,724	4,403
	PNC Financial Services Group Inc.	37,095	4,077
	CME Group Inc.	24,318	4,069
	US Bancorp	110,423	3,959
	MFA Financial Inc.	1,400,283	3,753
	Charles Schwab Corp.	98,716	3,576
*	SVB Financial Group	14,756	3,551
	IHS Markit Ltd.	44,814	3,518
	First Republic Bank	30,426	3,318
	Wells Fargo & Co.	137,159	3,225
	MSCI Inc. Class A	8,302	2,962
	Allstate Corp.	29,585	2,785
	Bank of New York Mellon Corp.	67,629	2,322
	Willis Towers Watson plc	11,000	2,297
*	Rocket Cos. Inc. Class A	111,600	2,224
	Travelers Cos. Inc.	20,181	2,183
	Aflac Inc.	59,074	2,147
*	Markel Corp.	2,130	2,074
*	Credit Acceptance Corp.	5,761	1,951
	MetLife Inc.	50,516	1,878
*	Arch Capital Group Ltd.	63,827	1,867
*	Lemonade Inc.	32,800	1,631
	E*TRADE Financial Corp.	32,518	1,628
	State Street Corp.	26,969	1,600
	FactSet Research Systems Inc.	4,736	1,586
	T. Rowe Price Group Inc.	12,074	1,548
	Ameriprise Financial Inc.	9,883	1,523
*	GoHealth Inc. Class A	113,100	1,473
	Discover Financial Services	23,903	1,381
	MarketAxess Holdings Inc.	2,731	1,315
	Loews Corp.	36,580	1,271
	Arthur J Gallagher & Co.	11,897	1,256
	Globe Life Inc.	15,679	1,253
	Hartford Financial Services Group Inc.	33,742	1,244
	American International Group Inc.	44,900	1,236
	Prudential Financial Inc.	19,312	1,227
	Brown & Brown Inc.	26,238	1,188
	W R Berkley Corp.	19,249	1,177
	Alleghany Corp.	2,233	1,162
	Fifth Third Bancorp	53,575	1,142
	Reinsurance Group of America Inc.	11,595	1,104
	Voya Financial Inc.	22,512	1,079
	RenaissanceRe Holdings Ltd.	6,293	1,068
	Nasdaq Inc.	8,023	984
	Broadridge Financial Solutions Inc.	6,831	902
	Zions Bancorp NA	30,699	897
	Ally Financial Inc.	35,254	884
	TD Ameritrade Holding Corp.	21,947	859
	Raymond James Financial Inc.	11,434	832
	Citizens Financial Group Inc.	31,243	790
	East West Bancorp Inc.	23,855	781
	Regions Financial Corp.	66,902	771
	Assurant Inc.	5,942	721
	Cboe Global Markets Inc.	7,925	695

		Shares	Market Value ($000)
	KeyCorp	57,018	680
	Commerce Bancshares Inc.	11,755	662
	Hanover Insurance Group Inc.	6,939	647
	Lincoln National Corp.	18,195	570
	Cincinnati Financial Corp.	7,091	553
	Northern Trust Corp.	6,972	544
	First Citizens BancShares Inc. Class A	1,700	542
	Everest Re Group Ltd.	2,700	533
	SEI Investments Co.	9,913	503
*	Athene Holding Ltd. Class A	13,120	447
	Santander Consumer USA Holdings Inc.	23,585	429
	M&T Bank Corp.	4,600	424
	Popular Inc.	10,841	393
	White Mountains Insurance Group Ltd.	498	388
	Jefferies Financial Group Inc.	21,416	385
*	Brighthouse Financial Inc.	13,082	352
	TCF Financial Corp.	14,251	333
	MGIC Investment Corp.	35,128	311
	Associated Banc-Corp	24,527	310
	LPL Financial Holdings Inc.	4,000	307
	Morningstar Inc.	1,882	302
	Western Alliance Bancorp	9,230	292
*	LendingTree Inc.	900	276
	Kemper Corp.	4,002	267
	CNA Financial Corp.	8,693	261
	Primerica Inc.	2,200	249
	Unum Group	12,827	216
	Interactive Brokers Group Inc. Class A	4,420	214
	BOK Financial Corp.	4,040	208
	OneMain Holdings Inc.	6,139	192
	Sterling Bancorp	18,258	192
	Signature Bank	2,248	187
	Erie Indemnity Co. Class A	872	183
	Wintrust Financial Corp.	4,500	180
	Assured Guaranty Ltd.	7,927	170
	Equitable Holdings Inc.	9,264	169
	Old Republic International Corp.	10,042	148
	Synovus Financial Corp.	6,525	138
	Bank OZK	6,200	132
	Cullen/Frost Bankers Inc.	2,048	131
	Axis Capital Holdings Ltd.	2,000	88
	American Financial Group Inc.	972	65
	Pinnacle Financial Partners Inc.	1,700	61
	SLM Corp.	6,800	55
	First Horizon National Corp.	3,430	32
	Franklin Resources Inc.	1,525	31
	Prosperity Bancshares Inc.	487	25
	Affiliated Managers Group Inc.	184	13
			270,788
Health Care (6.3%)
	Johnson & Johnson	206,714	30,776
	UnitedHealth Group Inc.	93,984	29,301
	Merck & Co. Inc.	236,250	19,597
	Thermo Fisher Scientific Inc.	42,487	18,759
	Pfizer Inc.	508,307	18,655
	Abbott Laboratories	164,134	17,863
	Danaher Corp.	65,315	14,064
	Amgen Inc.	52,569	13,361

		Shares	Market Value ($000)
	Medtronic plc	122,867	12,768
	Eli Lilly & Co.	82,098	12,152
	AbbVie Inc.	121,396	10,633
*	Intuitive Surgical Inc.	12,578	8,925
	Zoetis Inc. Class A	52,768	8,726
	Bristol-Myers Squibb Co.	134,884	8,132
	Cigna Corp.	41,292	6,995
*	Vertex Pharmaceuticals Inc.	23,758	6,465
	Stryker Corp.	30,849	6,428
	Anthem Inc.	23,582	6,334
	Humana Inc.	13,882	5,746
*	Edwards Lifesciences Corp.	66,235	5,287
	Gilead Sciences Inc.	82,302	5,201
*	Biogen Inc.	17,802	5,050
	Becton Dickinson & Co.	21,512	5,005
*	IDEXX Laboratories Inc.	12,149	4,776
*	Regeneron Pharmaceuticals Inc.	8,203	4,592
*	Boston Scientific Corp.	119,673	4,573
*	Illumina Inc.	14,310	4,423
	Baxter International Inc.	47,400	3,812
*	IQVIA Holdings Inc.	23,886	3,765
	HCA Healthcare Inc.	27,941	3,484
*	Laboratory Corp. of America Holdings	16,697	3,143
*	DexCom Inc.	7,279	3,001
	Agilent Technologies Inc.	29,707	2,999
*	Veeva Systems Inc. Class A	10,433	2,934
*	Align Technology Inc.	8,178	2,677
*	Centene Corp.	43,172	2,518
*	Varian Medical Systems Inc.	14,448	2,485
	Zimmer Biomet Holdings Inc.	18,070	2,460
*	Catalent Inc.	27,491	2,355
*	Alexion Pharmaceuticals Inc.	20,349	2,328
*	Seattle Genetics Inc.	10,763	2,106
*	Hologic Inc.	29,853	1,984
	ResMed Inc.	11,300	1,937
*	Sage Therapeutics Inc.	30,100	1,840
*	Charles River Laboratories International Inc.	8,059	1,825
*	Henry Schein Inc.	29,894	1,757
	Cooper Cos. Inc.	5,136	1,731
*	Moderna Inc.	24,203	1,712
	PerkinElmer Inc.	13,223	1,660
*	Bio-Rad Laboratories Inc. Class A	3,202	1,650
*	Incyte Corp.	17,669	1,586
*	Elanco Animal Health Inc.	56,326	1,573
	Quest Diagnostics Inc.	12,819	1,468
*	DaVita Inc.	17,119	1,466
*	Exact Sciences Corp.	13,718	1,399
*	Horizon Therapeutics plc	17,602	1,367
	Teleflex Inc.	3,932	1,338
*	Jazz Pharmaceuticals plc	9,339	1,332
*	Molina Healthcare Inc.	7,010	1,283
*	Acadia Healthcare Co. Inc.	43,032	1,269
*	ABIOMED Inc.	4,438	1,230
*	QIAGEN NV	23,457	1,226
	Bio-Techne Corp.	4,831	1,197
*	Masimo Corp.	4,949	1,168
	West Pharmaceutical Services Inc.	4,202	1,155
*	Alnylam Pharmaceuticals Inc.	7,820	1,139

		Shares	Market Value ($000)
	Cerner Corp.	14,193	1,026
	Universal Health Services Inc. Class B	9,109	975
*	BioMarin Pharmaceutical Inc.	11,883	904
*	Sarepta Therapeutics Inc.	6,283	882
*	Neurocrine Biosciences Inc.	9,164	881
*	Insulet Corp.	3,622	857
*	Envista Holdings Corp.	34,520	852
	DENTSPLY SIRONA Inc.	18,983	830
*	Penumbra Inc.	4,163	809
	Chemed Corp.	1,615	776
*	Ionis Pharmaceuticals Inc.	15,847	752
	Hill-Rom Holdings Inc.	8,722	728
*	Exelixis Inc.	27,903	682
*	Reata Pharmaceuticals Inc. Class A	6,800	662
	Perrigo Co. plc	13,878	637
*	PPD Inc.	16,500	610
	STERIS plc	3,159	557
*	Teladoc Health Inc.	2,500	548
*	Mylan NV	36,318	539
*	Iovance Biotherapeutics Inc.	13,500	444
	Premier Inc. Class A	12,944	425
	Cardinal Health Inc.	8,345	392
*	PRA Health Sciences Inc.	3,678	373
*	Adaptive Biotechnologies Corp.	6,500	316
*	Guardant Health Inc.	2,409	269
*	United Therapeutics Corp.	2,593	262
*	Avantor Inc.	10,252	231
	Encompass Health Corp.	2,416	157
*	Integra LifeSciences Holdings Corp.	3,189	151
*	Nektar Therapeutics Class A	8,132	135
*	Alkermes plc	6,200	103
*	Bluebird Bio Inc.	1,600	86
*	Global Blood Therapeutics Inc.	1,200	66
	Bruker Corp.	1,500	60
*	ICU Medical Inc.	200	37
*	GoodRx Holdings Inc. Class A	74	4
			389,964
Industrials (6.6%)
	Visa Inc. Class A	165,796	33,154
	Mastercard Inc. Class A	87,886	29,720
*	PayPal Holdings Inc.	126,894	25,002
	Accenture plc Class A	58,776	13,283
	Union Pacific Corp.	64,936	12,784
	Honeywell International Inc.	69,897	11,506
	Lockheed Martin Corp.	22,823	8,748
	United Parcel Service Inc. Class B	52,034	8,670
	Fidelity National Information Services Inc.	56,184	8,271
	Boeing Co.	49,709	8,215
	3M Co.	50,985	8,167
*	Fiserv Inc.	71,839	7,403
	Deere & Co.	32,002	7,093
	Caterpillar Inc.	45,524	6,790
	Sherwin-Williams Co.	9,714	6,768
	Raytheon Technologies Corp.	117,533	6,763
*	Square Inc. Class A	39,008	6,341
	American Express Co.	63,198	6,336
	CSX Corp.	79,922	6,207
	Global Payments Inc.	32,231	5,724

		Shares	Market Value ($000)
	Norfolk Southern Corp.	24,666	5,278
	Capital One Financial Corp.	72,192	5,188
	Illinois Tool Works Inc.	26,375	5,096
	FedEx Corp.	19,930	5,013
	AMETEK Inc.	46,011	4,573
	Automatic Data Processing Inc.	31,334	4,371
	Northrop Grumman Corp.	13,851	4,370
	General Electric Co.	587,738	3,662
	Fortive Corp.	45,701	3,483
	Cintas Corp.	10,373	3,452
	Vulcan Materials Co.	25,110	3,403
	Eaton Corp. plc	31,645	3,229
	Emerson Electric Co.	48,290	3,166
	Ball Corp.	37,125	3,086
*	Mettler-Toledo International Inc.	3,121	3,014
	TransDigm Group Inc.	6,285	2,986
	PPG Industries Inc.	22,949	2,802
	Trane Technologies plc	21,310	2,584
	Martin Marietta Materials Inc.	10,626	2,501
	Verisk Analytics Inc. Class A	13,447	2,492
	PACCAR Inc.	28,448	2,426
	Rockwell Automation Inc.	10,862	2,397
	Otis Worldwide Corp.	37,479	2,339
	Carrier Global Corp.	74,958	2,289
	Xylem Inc.	25,125	2,113
*	United Rentals Inc.	12,074	2,107
*	Keysight Technologies Inc.	21,308	2,105
*	Berry Global Group Inc.	43,393	2,097
	Equifax Inc.	13,223	2,075
	Stanley Black & Decker Inc.	11,796	1,913
	General Dynamics Corp.	13,791	1,909
	IDEX Corp.	10,462	1,908
*	Teledyne Technologies Inc.	6,144	1,906
*	FleetCor Technologies Inc.	7,915	1,885
	Parker-Hannifin Corp.	9,302	1,882
*	Middleby Corp.	20,834	1,869
	Cummins Inc.	8,721	1,841
*	Crown Holdings Inc.	23,861	1,834
	Old Dominion Freight Line Inc.	9,621	1,741
*	Ingersoll Rand Inc.	48,482	1,726
	TransUnion	19,883	1,673
	Eagle Materials Inc.	18,979	1,638
	Nordson Corp.	8,492	1,629
	Quanta Services Inc.	30,093	1,591
	Westinghouse Air Brake Technologies Corp.	25,695	1,590
*	Waters Corp.	7,833	1,533
	Jacobs Engineering Group Inc.	16,458	1,527
	HEICO Corp. Class A	17,003	1,507
*	AECOM	35,745	1,496
	Masco Corp.	26,716	1,473
*	Trimble Inc.	30,037	1,463
*	Zebra Technologies Corp. Class A	5,716	1,443
	Synchrony Financial	55,089	1,442
*	Colfax Corp.	43,790	1,373
	Kansas City Southern	7,571	1,369
	A O Smith Corp.	25,732	1,359
	Textron Inc.	36,284	1,309
*	HD Supply Holdings Inc.	31,497	1,299

		Shares	Market Value ($000)
	Lennox International Inc.	4,681	1,276
	Allegion plc	12,151	1,202
	JB Hunt Transport Services Inc.	8,852	1,119
	Toro Co.	13,011	1,092
	ITT Inc.	18,189	1,074
	Howmet Aerospace Inc.	62,866	1,051
	Johnson Controls International plc	25,378	1,037
	AGCO Corp.	13,710	1,018
*	Sensata Technologies Holding plc	22,433	968
	Cognex Corp.	14,825	965
*	XPO Logistics Inc.	11,342	960
	WW Grainger Inc.	2,682	957
	Dover Corp.	8,810	954
	Acuity Brands Inc.	9,225	944
	Carlisle Cos. Inc.	7,633	934
	Sealed Air Corp.	23,960	930
	Oshkosh Corp.	12,558	923
	Owens Corning	13,342	918
	Huntington Ingalls Industries Inc.	6,396	900
	MKS Instruments Inc.	7,915	865
	Packaging Corp. of America	7,444	812
	BWX Technologies Inc.	14,202	800
	Landstar System Inc.	6,235	782
	RPM International Inc.	8,489	703
	Silgan Holdings Inc.	18,967	697
	Jack Henry & Associates Inc.	4,132	672
	Valmont Industries Inc.	5,396	670
	FLIR Systems Inc.	18,391	659
	Spirit AeroSystems Holdings Inc. Class A	34,011	643
	DuPont de Nemours Inc.	11,449	635
	AptarGroup Inc.	5,600	634
*	Fair Isaac Corp.	1,440	613
	Knight-Swift Transportation Holdings Inc. Class A	14,300	582
	Booz Allen Hamilton Holding Corp. Class A	6,943	576
*	Gates Industrial Corp. plc	51,269	570
	Donaldson Co. Inc.	12,229	568
	CH Robinson Worldwide Inc.	5,311	543
	Expeditors International of Washington Inc.	5,586	506
	CoreLogic Inc.	6,976	472
	Armstrong World Industries Inc.	6,812	469
*	WEX Inc.	3,348	465
	Pentair plc	10,087	462
	Air Lease Corp. Class A	15,591	459
*	Axalta Coating Systems Ltd.	19,616	435
	Regal Beloit Corp.	4,625	434
	Genpact Ltd.	11,065	431
	Trinity Industries Inc.	19,100	372
	Lincoln Electric Holdings Inc.	3,765	346
	Flowserve Corp.	12,288	335
	Schneider National Inc. Class B	13,062	323
	Snap-on Inc.	2,097	308
	Graco Inc.	4,912	301
	Littelfuse Inc.	1,673	297
*	Coherent Inc.	2,590	287
	Robert Half International Inc.	5,000	265
*	Pluralsight Inc. Class A	15,043	258
	ADT Inc.	28,622	234
	Curtiss-Wright Corp.	2,405	224

		Shares	Market Value ($000)
	MDU Resources Group Inc.	9,950	224
	Graphic Packaging Holding Co.	15,800	223
	Brunswick Corp.	3,628	214
*	WESCO International Inc.	4,845	213
*	Paylocity Holding Corp.	1,300	210
*	Euronet Worldwide Inc.	2,192	200
	ManpowerGroup Inc.	2,450	180
	nVent Electric plc	10,087	178
	Hubbell Inc. Class B	1,100	150
	Allison Transmission Holdings Inc.	4,157	146
	HEICO Corp.	1,087	114
*	Virgin Galactic Holdings Inc.	4,000	77
	Alliance Data Systems Corp.	1,600	67
	Sonoco Products Co.	1,300	66
*	Resideo Technologies Inc.	5	—
			408,961
Other (0.6%)
[1]	Vanguard Tax-Exempt Bond Index ETF	727,630	39,612
Real Estate (1.4%)
	American Tower Corp.	52,098	12,594
	Prologis Inc.	84,344	8,487
	Equinix Inc.	9,549	7,258
	Crown Castle International Corp.	41,238	6,866
	SBA Communications Corp. Class A	18,289	5,825
	Digital Realty Trust Inc.	24,538	3,601
*	CoStar Group Inc.	3,869	3,283
	Public Storage	13,356	2,975
	American Homes 4 Rent Class A	76,425	2,177
*	Zillow Group Inc. Class C	18,791	1,909
*	CBRE Group Inc. Class A	38,001	1,785
	Weyerhaeuser Co.	54,846	1,564
	Equity Residential	30,450	1,563
	Welltower Inc.	26,763	1,474
	Alexandria Real Estate Equities Inc.	9,176	1,468
	AvalonBay Communities Inc.	9,828	1,468
	Realty Income Corp.	24,100	1,464
	Extra Space Storage Inc.	13,300	1,423
	Equity LifeStyle Properties Inc.	22,346	1,370
*	Howard Hughes Corp.	22,500	1,296
	Invitation Homes Inc.	45,962	1,286
	Essex Property Trust Inc.	5,973	1,199
	Mid-America Apartment Communities Inc.	9,294	1,078
	Duke Realty Corp.	26,790	989
	Ventas Inc.	23,100	969
	Camden Property Trust	10,700	952
	Boston Properties Inc.	10,781	866
	Healthpeak Properties Inc.	30,867	838
	Equity Commonwealth	29,495	785
	Sun Communities Inc.	4,596	646
	Apartment Investment & Management Co. Class A	17,905	604
	Kilroy Realty Corp.	10,852	564
	WP Carey Inc.	8,400	547
	CyrusOne Inc.	7,600	532
	Douglas Emmett Inc.	20,790	522
	Host Hotels & Resorts Inc.	48,399	522
	Lamar Advertising Co. Class A	7,467	494
	Jones Lang LaSalle Inc.	5,012	479

		Shares	Market Value ($000)
	Rexford Industrial Realty Inc.	10,000	458
	UDR Inc.	13,895	453
	Federal Realty Investment Trust	5,619	413
*	Zillow Group Inc. Class A	3,647	370
	CoreSite Realty Corp.	3,037	361
	Americold Realty Trust	8,862	317
	JBG SMITH Properties	11,505	308
	CubeSmart	9,280	300
	VICI Properties Inc.	12,500	292
	SL Green Realty Corp.	6,259	290
	First Industrial Realty Trust Inc.	7,000	279
	Corporate Office Properties Trust	10,603	251
	National Retail Properties Inc.	5,800	200
	Medical Properties Trust Inc.	10,779	190
	Healthcare Trust of America Inc. Class A	6,500	169
	Hudson Pacific Properties Inc.	6,800	149
	American Campus Communities Inc.	4,260	149
	Cousins Properties Inc.	5,100	146
*	RealPage Inc.	2,488	143
	Rayonier Inc.	5,100	135
	Highwoods Properties Inc.	1,638	55
	Life Storage Inc.	342	36
	STORE Capital Corp. Class A	1,277	35
	Brandywine Realty Trust	2,600	27
			89,248
Technology (13.0%)
	Apple Inc.	1,576,050	182,522
	Microsoft Corp.	729,404	153,415
*	Facebook Inc. Class A	237,076	62,090
*	Alphabet Inc. Class A	32,353	47,417
*	Alphabet Inc. Class C	25,264	37,128
	NVIDIA Corp.	59,515	32,211
*	Adobe Inc.	49,218	24,138
	Intel Corp.	399,534	20,688
*	salesforce.com Inc.	77,575	19,496
	QUALCOMM Inc.	108,410	12,758
	Broadcom Inc.	32,749	11,931
	Oracle Corp.	195,237	11,656
	Texas Instruments Inc.	78,992	11,279
*	ServiceNow Inc.	17,885	8,674
*	Advanced Micro Devices Inc.	103,623	8,496
	Intuit Inc.	25,152	8,205
*	Micron Technology Inc.	127,810	6,002
	Roper Technologies Inc.	14,570	5,757
	International Business Machines Corp.	45,903	5,585
	Applied Materials Inc.	90,715	5,393
*	Autodesk Inc.	23,262	5,374
*	Zoom Video Communications Inc. Class A	10,400	4,889
	Lam Research Corp.	13,149	4,362
*	Workday Inc. Class A	18,747	4,033
	Analog Devices Inc.	33,550	3,917
*	Synopsys Inc.	17,230	3,687
*	Cadence Design Systems Inc.	33,815	3,606
	Amphenol Corp. Class A	32,780	3,549
	Cognizant Technology Solutions Corp. Class A	48,018	3,333
*	Twitter Inc.	74,635	3,321
*	DocuSign Inc. Class A	14,425	3,105
*	Match Group Inc.	27,592	3,053

		Shares	Market Value ($000)
*	Twilio Inc. Class A	12,330	3,047
	Xilinx Inc.	28,929	3,016
*	Okta Inc. Class A	13,316	2,848
*	Splunk Inc.	14,814	2,787
*	VeriSign Inc.	12,221	2,503
	Marvell Technology Group Ltd.	62,986	2,501
	Skyworks Solutions Inc.	17,100	2,488
*	ANSYS Inc.	7,369	2,411
	HP Inc.	119,671	2,273
*	Atlassian Corp. plc Class A	12,259	2,229
	Corning Inc.	68,131	2,208
	Microchip Technology Inc.	20,270	2,083
*	Dell Technologies Inc. Class C	28,164	1,906
*	Akamai Technologies Inc.	17,101	1,890
	KLA Corp.	9,317	1,805
*	Black Knight Inc.	20,612	1,794
*	Arista Networks Inc.	8,376	1,733
*	ON Semiconductor Corp.	72,209	1,566
	Teradyne Inc.	19,532	1,552
*	GoDaddy Inc. Class A	19,883	1,510
*	Arrow Electronics Inc.	18,706	1,471
*	Qorvo Inc.	11,320	1,460
*	VMware Inc. Class A	10,029	1,441
*	Fortinet Inc.	12,162	1,433
*	RingCentral Inc. Class A	4,984	1,369
	Citrix Systems Inc.	9,859	1,358
*	Cree Inc.	18,851	1,202
*	Paycom Software Inc.	3,751	1,168
	Hewlett Packard Enterprise Co.	120,529	1,129
*	EPAM Systems Inc.	3,426	1,108
*	Gartner Inc.	8,596	1,074
*	Ceridian HCM Holding Inc.	12,978	1,073
	CDW Corp.	8,857	1,059
*	Palo Alto Networks Inc.	4,128	1,010
*	Tyler Technologies Inc.	2,891	1,008
*	Nuance Communications Inc.	29,403	976
*	Coupa Software Inc.	3,519	965
*	IAC/InterActiveCorp	8,045	964
*	IPG Photonics Corp.	5,229	889
*	PTC Inc.	10,669	882
*	F5 Networks Inc.	7,175	881
*	Zendesk Inc.	7,476	769
	Universal Display Corp.	4,186	757
*	Pinterest Inc. Class A	17,800	739
	Western Digital Corp.	20,174	737
*	Guidewire Software Inc.	7,046	735
*	MongoDB Inc. Class A	2,994	693
*	Zscaler Inc.	4,818	678
*	Grubhub Inc.	9,200	665
*	Slack Technologies Inc. Class A	24,300	653
*	Manhattan Associates Inc.	6,606	631
	Monolithic Power Systems Inc.	2,200	615
*	SolarWinds Corp.	29,740	605
*	Aspen Technology Inc.	4,278	542
	NortonLifeLock Inc.	24,339	507
	Leidos Holdings Inc.	5,350	477
*	Teradata Corp.	19,986	454
*	NCR Corp.	20,003	443

		Shares	Market Value ($000)
*	Pure Storage Inc. Class A	28,105	432
*	Crowdstrike Holdings Inc. Class A	3,100	426
	NetApp Inc.	8,971	393
	SS&C Technologies Holdings Inc.	6,447	390
*	Elastic NV	3,518	380
*	Cerence Inc.	6,400	313
*	Dropbox Inc. Class A	15,760	303
*	PagerDuty Inc.	10,708	290
	Jabil Inc.	8,300	284
*	Nutanix Inc. Class A	11,790	261
*	New Relic Inc.	4,500	254
*	HubSpot Inc.	820	240
	Entegris Inc.	3,200	238
	SYNNEX Corp.	1,700	238
*	Avalara Inc.	1,751	223
*	Dynatrace Inc.	4,970	204
	DXC Technology Co.	11,250	201
	Pegasystems Inc.	1,468	178
*	Change Healthcare Inc.	12,066	175
*	CACI International Inc. Class A	800	170
*	Proofpoint Inc.	1,600	169
*	Smartsheet Inc. Class A	3,300	163
*	Medallia Inc.	5,374	147
	Amdocs Ltd.	2,400	138
*	Alteryx Inc. Class A	1,112	126
*	Fastly Inc. Class A	900	84
	Xerox Holdings Corp.	4,318	81
	National Instruments Corp.	2,211	79
	Switch Inc. Class A	4,583	71
*	FireEye Inc.	4,671	58
	Avnet Inc.	600	15
*	Snowflake Inc. Class A	61	15
*	Unity Software Inc.	116	10
*	Palantir Technologies Inc. Class A	834	8
	CDK Global Inc.	3	—
			806,597
Telecommunications (1.6%)
	Comcast Corp. Class A	445,383	20,603
	Verizon Communications Inc.	288,107	17,140
	Cisco Systems Inc.	392,433	15,458
	AT&T Inc.	454,423	12,956
*	Charter Communications Inc. Class A	16,614	10,373
*	T-Mobile US Inc.	62,892	7,192
	Motorola Solutions Inc.	15,378	2,411
	L3Harris Technologies Inc.	13,517	2,296
*	GCI Liberty Inc. Class A	25,555	2,095
*	Liberty Broadband Corp. Class A	12,998	1,843
*	Liberty Broadband Corp. Class C	11,601	1,658
*	Roku Inc. Class A	8,713	1,645
*	ViaSat Inc.	45,126	1,552
*	Altice USA Inc. Class A	37,314	970
*	DISH Network Corp. Class A	32,192	935
*	EchoStar Corp. Class A	26,412	657
*	Ciena Corp.	15,379	610
*	United States Cellular Corp.	16,317	482
*	CommScope Holding Co. Inc.	36,723	331
	Telephone & Data Systems Inc.	14,435	266
	Ubiquiti Inc.	1,484	247

		Shares	Market Value ($000)
	Cable One Inc.	40	75
			101,795
Utilities (1.4%)
	NextEra Energy Inc.	53,335	14,804
	Southern Co.	98,416	5,336
	Duke Energy Corp.	59,772	5,294
	American Water Works Co. Inc.	36,290	5,258
	Dominion Energy Inc.	59,374	4,686
	Waste Management Inc.	33,651	3,808
	American Electric Power Co. Inc.	45,700	3,735
	Xcel Energy Inc.	50,071	3,455
	Sempra Energy	26,229	3,105
	Public Service Enterprise Group Inc.	47,759	2,623
	WEC Energy Group Inc.	26,459	2,564
	Exelon Corp.	65,800	2,353
*	Clean Harbors Inc.	41,000	2,297
	Eversource Energy	24,487	2,046
	DTE Energy Co.	17,175	1,976
	Consolidated Edison Inc.	25,300	1,968
	CMS Energy Corp.	26,129	1,605
	Republic Services Inc. Class A	16,510	1,541
	Edison International	25,217	1,282
	Alliant Energy Corp.	24,226	1,251
	Ameren Corp.	15,798	1,249
	Essential Utilities Inc.	30,186	1,215
	Entergy Corp.	10,412	1,026
*	PG&E Corp.	106,300	998
	AES Corp.	53,469	968
	Evergy Inc.	18,935	962
	NiSource Inc.	42,649	938
*	Stericycle Inc.	14,737	929
	FirstEnergy Corp.	31,056	892
	PPL Corp.	32,608	887
	NRG Energy Inc.	28,315	871
	Atmos Energy Corp.	8,645	826
	Vistra Corp.	39,091	737
	OGE Energy Corp.	19,986	599
	UGI Corp.	15,661	517
	CenterPoint Energy Inc.	16,000	310
	Pinnacle West Capital Corp.	3,458	258
	Avangrid Inc.	4,545	229
	National Fuel Gas Co.	3,726	151
			85,549
Total Common Stocks (Cost $1,397,184)			2,954,188

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (52.2%)
Alabama (0.5%)
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	414
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,100	1,239
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,701
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	540	619
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	3,885	3,964
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	454
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	640
	Huntsville AL GO	5.000%	5/1/35	1,125	1,408
	Huntsville AL GO	5.000%	5/1/38	1,860	2,395
	Jefferson County AL Revenue	5.000%	9/15/29	1,220	1,511
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,215
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	564
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	454
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,462
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,498
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,375	1,523
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	658
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,344
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,166
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	838
					32,619
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	81
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	459
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,718
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,556
					3,814
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	804
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	628
	Arizona COP	5.000%	10/1/26	2,000	2,520
	Arizona Industrial Development Authority Lease Revenue (Children's National Medical Center)	5.000%	9/1/34	350	443
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	101
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	268
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	308
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,670
	Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,414
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,926
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,321
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,438
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,480
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,397
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,261
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	542
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,182
	Chandler AZ GO	5.000%	7/1/23	1,165	1,319
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,219
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,099
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,020
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,700	1,997
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,100	1,470
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,241
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,484
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,619
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,254
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	525	544
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,367
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,311
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,958
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,314
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	279
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,301
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,336
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28	515	543
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,154
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,892
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,064
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	817
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	785	1,059
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22	500	525
					60,402
Arkansas (0.1%)
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,297
[5]	Springdale AR Sales and Use Revenue	5.000%	4/1/37	1,000	1,117
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,261
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,213
	University of Arkansas Revenue	5.000%	11/1/21	805	847
	University of Arkansas Revenue	5.000%	11/1/24	850	1,007
	University of Arkansas Revenue	5.000%	11/1/30	775	958
					7,700
California (4.8%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22	500	524
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	787
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,400
[6]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	576
[7]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	1,690	1,248
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,110
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,158
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	938
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	10/1/20	500	500
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	537
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,121
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,172
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,109
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,086
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,192
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,110
[8]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.700% PUT	0.810%	4/1/21	1,000	1,000
[8]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	1.010%	5/1/23	1,000	1,007
[6]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	876
	California GO	5.000%	10/1/20	2,000	2,000
	California GO	5.000%	8/1/22	1,000	1,089
	California GO	5.000%	9/1/22	1,805	1,973
	California GO	5.000%	11/1/23	1,155	1,324
	California GO	5.000%	4/1/24	2,000	2,329
	California GO	5.000%	9/1/24	1,315	1,555
	California GO	5.000%	10/1/24	2,000	2,373
	California GO	5.000%	3/1/26	660	794
	California GO	5.000%	4/1/26	2,000	2,494
	California GO	5.000%	4/1/27	2,000	2,555
	California GO	3.500%	8/1/27	1,515	1,801
	California GO	5.000%	2/1/28	690	765
	California GO	5.000%	4/1/28	5,125	6,711
	California GO	5.000%	9/1/29	455	566
	California GO	5.000%	11/1/29	1,700	1,935
	California GO	5.000%	9/1/30	1,000	1,042
	California GO	5.000%	11/1/30	5,000	6,818
	California GO	5.000%	4/1/31	1,005	1,382
	California GO	4.000%	8/1/31	1,675	1,958
	California GO	5.000%	2/1/32	500	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/32	2,500	3,262
[3]	California GO	5.250%	8/1/32	1,000	1,411
	California GO	5.000%	10/1/32	1,875	2,196
	California GO	4.000%	8/1/33	1,520	1,762
	California GO	5.000%	8/1/33	2,865	3,527
	California GO	4.000%	9/1/33	2,000	2,322
	California GO	3.000%	10/1/34	1,225	1,358
	California GO	3.000%	10/1/35	1,815	2,002
	California GO	3.000%	10/1/36	1,500	1,644
[2]	California GO VRDO	0.060%	10/7/20	10,000	10,000
[2]	California Health Facilities Financing Authority Revenue (Advent Obligated Group) VRDO	0.030%	10/1/20	2,400	2,400
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,470
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,085
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	873
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,361
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	2,054
	California Health Facilities Financing Authority Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	999
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,225
[9]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	654
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,163
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	22
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,080
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,129
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,416
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	333
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29	260	274
	California Public Works Board Lease Revenue (Regents of The University of California) Prere.	5.000%	12/1/21	35	37
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,967
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,091
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Works Board Lease Revenue (Various Capital Projects) Prere.	5.000%	12/1/21	25	26
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	245	259
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	255	270
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,233
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,533
	California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,362
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,489
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,207
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,100
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,640	4,819
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	665	880
[4]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	454
[3]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,202
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	1,000	1,128
	Chaffey CA Community College District GO	5.000%	6/1/23	850	960
[3]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	946
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,100
[10]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,037
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,137
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,136
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22	970	1,060
[3]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,094
[10]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,520
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,211
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	500	592
[6]	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	2,060	1,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	1,140	1,339
	Grossmont CA Helathcare District GO	4.000%	7/15/40	2,000	2,221
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26	1,500	1,685
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	1,000	1,152
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	380
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	496
	Long Beach CA Harbor Revenue	5.000%	12/15/20	1,300	1,313
[11]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,253
	Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,113
	Los Angeles CA Community College District GO	4.000%	8/1/37	2,000	2,164
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	3,500	4,626
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,346
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,376
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,712
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,706
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,215
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,173
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,227
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,458
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	614
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,249
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	1,961
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	10/1/20	6,000	6,000
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,718
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,785
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,185
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	542
[5]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,253
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,316
	Marysville CA Revenue (Fremont-Rideout Health Group) Prere.	5.250%	1/1/21	600	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,333
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	877
	Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,842
[10]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	1,090	1,225
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	550
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	542
[3]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,813
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,191
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,357
[7]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	984
[11]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	974
[11]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	595
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	1,085	1,138
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,395	1,714
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,409
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,136
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,899
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	374
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	382
[5]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	840
[7]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,457
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23	330	331
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	611
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	705
[3]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	992
	San Diego CA Community College District GO Prere.	5.000%	8/1/21	500	520
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,137
	San Diego CA Unified School District GO	0.000%	7/1/27	180	168
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	520	697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/28	430	391
	San Diego CA Unified School District GO	0.000%	7/1/29	440	390
	San Diego CA Unified School District GO	0.000%	7/1/30	100	86
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	304
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	66
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	54
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	601
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,211
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,866
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21	350	360
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,963
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,126
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	646
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	405	415
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,254
	San Francisco CA City & County International Airport Revenue Prere.	5.000%	5/3/21	95	98
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,132
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,195
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,857
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.500%	11/1/20	500	502
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	1,019
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,058
[6]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,139
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,213
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,086
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,439
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,390
	Southern California Public Power Authority Revenue (Canyon Power Project) Prere.	5.000%	7/1/21	1,105	1,145
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,218
[5]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,270
[7]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	987
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,938
	University of California Regents Medical Center Pooled Revenue VRDO	0.040%	10/1/20	1,500	1,500
	University of California Revenue	5.000%	5/15/23	875	902
	University of California Revenue	5.000%	5/15/28	690	775
	University of California Revenue	4.000%	5/15/33	1,000	1,132
	University of California Revenue	5.000%	5/15/33	3,000	4,053
	University of California Revenue	4.000%	5/15/34	1,000	1,172
	University of California Revenue	4.000%	5/15/34	1,770	1,955
	University of California Revenue	4.000%	5/15/35	2,000	2,338
	University of California Revenue	5.000%	5/15/35	1,620	2,068
	University of California Revenue	5.000%	5/15/35	1,165	1,482
	University of California Revenue Prere.	5.000%	5/15/21	160	165
	University of California Revenue Prere.	5.000%	5/15/23	310	349
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,451
[3,9]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	935
[7]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	929
					298,455
Colorado (0.9%)
[12]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,741
	Adams County CO COP	5.000%	12/1/31	650	783
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	335
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21	500	526
	Colorado COP	5.000%	12/15/28	1,425	1,895
	Colorado COP	4.000%	12/15/33	1,235	1,468
	Colorado COP	4.000%	12/15/34	1,745	2,068
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	573
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,266
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,161
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,291
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,405
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,414
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Prere.	5.250%	2/1/21	2,500	2,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	500	535
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,800
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	551
	Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,089
	Denver CO City & County Airport Revenue	5.000%	11/15/20	515	518
	Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,342
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,409
	Denver CO City & County Airport Revenue	5.000%	11/15/26	430	432
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	961
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	453
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,955
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	421
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,745
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,135
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,457
[7]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	991
[7]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,747
[7]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	800
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	3,002
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/26	350	385
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/27	500	550
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/29	500	549
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/30	520	571
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/31	635	697
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	1,000	1,123
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,341
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,316
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,371
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,856
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	556

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,076
				58,202
Connecticut (0.9%)
Connecticut GO	5.000%	4/15/21	500	513
Connecticut GO	5.000%	11/15/22	1,935	2,129
Connecticut GO	5.000%	4/15/24	800	856
Connecticut GO	5.000%	2/15/25	1,000	1,189
Connecticut GO	5.000%	5/15/25	2,345	2,812
Connecticut GO	5.000%	2/15/26	1,000	1,225
Connecticut GO	5.000%	9/1/26	1,000	1,165
Connecticut GO	5.000%	2/15/27	1,000	1,257
Connecticut GO	4.000%	9/15/27	1,000	1,056
Connecticut GO	5.000%	4/15/28	500	532
Connecticut GO	5.000%	4/15/28	1,000	1,291
Connecticut GO	4.000%	6/1/29	1,000	1,211
Connecticut GO	5.000%	3/1/32	2,950	3,319
Connecticut GO	5.000%	10/15/32	705	758
Connecticut GO	4.000%	3/15/35	5,000	5,565
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,296
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,181
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	2,017
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare) Prere.	5.000%	7/1/21	550	569
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,561
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	1,098
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	641
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	894
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	920
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,779
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	539
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,185	1,346
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,313
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/29	1,005	1,319
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,848
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,614
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,347
	University of Connecticut GO	5.000%	2/15/27	635	743
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,272
					54,426
Delaware (0.1%)
	Delaware GO	5.000%	10/1/20	700	700
	Delaware GO	5.000%	2/1/25	1,010	1,218
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	727
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,580
	University of Delaware Revenue	5.000%	11/1/34	440	618
	University of Delaware Revenue	5.000%	11/1/35	500	710
	Wilmington DE GO	5.000%	11/1/28	1,000	1,004
					6,557
District of Columbia (0.9%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,505
	District of Columbia GO	5.000%	6/1/29	3,780	4,410
	District of Columbia GO	5.000%	10/15/31	1,070	1,411
	District of Columbia GO	5.000%	6/1/32	1,000	1,231
	District of Columbia GO	5.000%	6/1/34	1,320	1,641
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,160
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,490
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	691
	District of Columbia Income Tax Revenue	5.000%	5/1/37	5,735	7,543
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,110	1,343
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,708
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	540	540
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,124
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.050%	10/1/20	13,130	13,130
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,225	2,777
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	771
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,213
Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,800	3,697
Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,586
				54,088
Florida (2.3%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,121
Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	438
Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,157
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	451
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,148
East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,153
East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,050	1,303
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,836
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,305
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	760	784
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	705
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,331
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,445
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,917
Florida GO	4.000%	6/1/27	1,455	1,595
Florida GO	5.000%	7/1/27	1,440	1,814
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	852
Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,236
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,132
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,582
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28	500	548
Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,789
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,242
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	1,160	1,328
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	190	194
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	4/1/21	310	317
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,473
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,889
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,412
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,315
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,930
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,151
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	542
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,794
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,197
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,439
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,932
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,291
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	924
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,815
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	2,035
	Miami Beach FL GO	5.000%	5/1/35	1,165	1,512
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,142
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,152
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,800
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,261
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,658
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,222
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.875%	10/1/24	500	502
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,185
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,179
	Miami-Dade County FL Aviation Revenue (Miami International Airport) Prere.	5.000%	10/1/20	585	585
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,425
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	981
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital)	5.000%	8/1/25	1,000	1,113
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,070
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,707
	Miami-Dade County FL School Board GO	5.000%	3/15/31	3,155	3,482
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,610	1,840
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,793
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	1,000	1,088
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	500	542
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,599
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	697
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,605
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,258
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,173
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,813
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,509
[3]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,925
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project) ETM	0.000%	10/1/20	1,270	1,270
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	631
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,297
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	668
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,525
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,858
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,788
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Ration Expansion)	2.625%	6/1/25	150	150
[13]	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	490
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,334
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,148
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,230	1,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,145
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,337
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,086
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26	1,000	1,131
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,165
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,196
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	883
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,482
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,514
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	215
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,668
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	804
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	256
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	319
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21	1,275	1,324
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,136
	Tohopekaliga FL Water Authority Utility System Revenue Prere.	5.750%	10/1/21	500	528
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,066
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,190
					143,751
Georgia (1.4%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,120
[13]	Atlanta GA Airport Revenue	5.000%	7/1/30	1,000	1,336
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,245
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,579
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,562
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,656
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	510	633
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	444
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	997
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	523
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,892
	Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,239
	Georgia GO	5.000%	7/1/24	1,500	1,769
	Georgia GO	5.000%	7/1/24	1,000	1,179
	Georgia GO	5.000%	7/1/25	1,100	1,347
	Georgia GO	5.000%	2/1/30	1,500	1,895
	Georgia GO	5.000%	8/1/33	5,000	6,795
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	713
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	426
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,899
	Gwinnett County GA School District GO	5.000%	2/1/28	500	601
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	600	612
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	558
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	610
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	678
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,793
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,876
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,673
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,400	2,787
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,733
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,139
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,432
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,833
[5]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,839
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,280
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,953
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	630
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	225
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	744
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	733
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	740	935
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	745	922
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/27	1,540	2,000
Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,418
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,025
Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,312
				87,420
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	961
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	825
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,111
Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,482
Guam International Airport Authority Revenue	5.000%	10/1/21	465	473
				4,852
Hawaii (0.8%)
Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,329
Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,328
Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,639
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21	400	413
Hawaii GO	5.000%	12/1/21	375	396
Hawaii GO	5.000%	8/1/24	1,765	2,083
Hawaii GO	5.000%	8/1/25	1,500	1,766
Hawaii GO	5.000%	10/1/25	1,575	1,933
Hawaii GO	5.000%	1/1/29	1,370	1,765
Hawaii GO	5.000%	8/1/29	3,500	3,948
Hawaii GO	5.000%	8/1/29	830	969
Hawaii GO	4.000%	8/1/32	5,000	5,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO	5.000%	1/1/33	1,575	1,986
	Hawaii GO	5.000%	1/1/36	4,060	5,067
	Hawaii GO Prere.	5.000%	12/1/21	310	327
	Hawaii GO Prere.	5.000%	12/1/21	190	201
	Honolulu HI City & County GO	5.000%	10/1/20	2,335	2,335
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,356
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,214
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,850
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,133
	Honolulu HI City & County GO Prere.	5.000%	12/1/20	310	313
	Honolulu HI City & County GO Prere.	5.250%	8/1/21	500	521
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	2,000	2,400
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31	1,000	1,196
					48,991
Idaho (0.1%)
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21	1,215	1,259
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	2,019
					3,278
Illinois (3.0%)
	Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,035
[7]	Chicago IL Board of Education GO	5.250%	12/1/21	540	567
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,080
	Chicago IL Board of Education GO	5.000%	12/1/24	700	768
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,646
	Chicago IL Board of Education GO	7.000%	12/1/26	500	604
[7]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	780
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,304
[3]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,547
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,307
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,401
	Chicago IL GO	5.000%	1/1/24	520	546
	Chicago IL GO	5.000%	1/1/26	335	354
	Chicago IL GO	5.125%	1/1/27	100	106
	Chicago IL GO	5.000%	1/1/28	1,090	1,178
	Chicago IL GO	5.250%	1/1/28	200	211
	Chicago IL GO	5.000%	1/1/31	1,500	1,600
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,214
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	500	524
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	261
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	304
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	214
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,197
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,073
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,887
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,351
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,230
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	526
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,154
[13]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	3,032
[13]	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,429
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,136
[13]	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,129
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,302
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,202
[13]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,213
	Chicago IL Park District GO	5.000%	1/1/31	1,000	1,085
[5]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,395
[5]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,181
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,690
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,226
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,759
[7]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,230	1,565
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,133
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,056
	Cook County IL GO	5.250%	11/15/25	1,000	1,047
[3]	Cook County IL GO	5.000%	11/15/26	1,545	1,876
	Cook County IL GO	5.000%	11/15/28	660	663
	Cook County IL GO	5.250%	11/15/28	565	589
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26	1,500	1,734
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	3,009
	Illinois Finance Authority Revenue (Ascension Health Credit Group) Prere.	5.000%	11/15/21	500	527
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29	1,300	1,490
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,256
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,162
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,160
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,169
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,068
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,113
[2]	Illinois Finance Authority Revenue (Northshore University) VRDO	0.040%	10/1/20	12,940	12,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,164
[13]	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	86
[13]	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	125	152
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	1,250	1,555
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,199
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,199
	Illinois Finance Authority Revenue (Trinity Health Corp.) Prere.	5.000%	12/1/21	500	528
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	500	522
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,140
	Illinois GO	5.000%	11/1/20	7,000	7,014
[3]	Illinois GO	5.000%	1/1/21	710	712
	Illinois GO	5.000%	5/1/21	505	513
	Illinois GO	5.000%	8/1/21	605	619
	Illinois GO	5.000%	11/1/21	3,415	3,507
	Illinois GO	5.000%	8/1/22	1,000	1,046
	Illinois GO	5.000%	10/1/22	1,290	1,351
	Illinois GO	5.000%	11/1/22	2,300	2,395
	Illinois GO	5.000%	11/1/22	1,000	1,047
	Illinois GO	5.000%	2/1/23	540	566
	Illinois GO	5.000%	11/1/23	1,000	1,061
	Illinois GO	5.500%	7/1/24	1,100	1,172
	Illinois GO	5.000%	8/1/24	1,500	1,554
	Illinois GO	5.000%	10/1/24	1,470	1,579
	Illinois GO	5.000%	11/1/24	1,785	1,902
[3]	Illinois GO	5.000%	3/1/26	1,125	1,172
	Illinois GO	5.000%	11/1/26	1,785	1,927
	Illinois GO	5.000%	2/1/28	1,690	1,844
	Illinois GO	5.000%	10/1/28	2,000	2,207
	Illinois GO	5.000%	11/1/28	1,000	1,075
	Illinois GO	5.000%	11/1/29	1,000	1,065
	Illinois GO	5.250%	2/1/30	1,900	1,993
	Illinois GO	5.250%	7/1/31	1,000	1,037
	Illinois GO	5.500%	5/1/39	1,000	1,095
[13]	Illinois Housing Development Authority Revenue	3.000%	10/1/50	5,000	5,499
[3,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	575
[5]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,169
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,128
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,124
	Illinois Toll Highway Authority Revenue	5.000%	1/1/29	1,600	2,077
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,093
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,922
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,630
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,052
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	546
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,464
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	815
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,039
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,892
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,687
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	532
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue ETM	0.000%	6/15/21	1,100	1,097
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	824
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,565
[3,9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	456
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,105
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	340	239
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	833
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	739
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,150
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	500	301
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	596
[7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,335
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,911
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue Prere.	6.000%	6/1/21	400	416
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,104
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,855
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,265
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,694
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	131
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[5]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	850
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,278
					186,141
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	524
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,359
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,770
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	987
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,206
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,609
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	887
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	604
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,263
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group) Prere.	5.000%	3/1/22	690	737
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,458
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,877
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,388
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,779
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	715
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,258
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	556
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	542
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,689
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,234
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,395
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,435	1,820
	Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,686
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,628
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	865	1,102
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,115
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21	870	902
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	812
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,296
					43,118
Iowa (0.2%)
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,211
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,532
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	210	213
[4]	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	333
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,238
	Iowa Finance Authority Revenue	5.000%	8/1/38	1,260	1,675
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,202
					11,404
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,200
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	822
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,757
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,453
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	413
	Pennsylvania Turnpike Commission Revenue	4.000%	9/1/40	1,000	1,098
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,784
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,261
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.) Prere.	5.000%	11/15/21	500	526
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,091
					13,909
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	1,000
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/29	1,980	2,370
[7]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,109
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,893
[7]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,164
[5]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,240
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	10,179
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,635	7,436
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	877
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,240
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,071
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	1,500	1,763
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21	1,325	1,302
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	778
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28	1,000	1,100
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	538
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,074
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	1,050	1,147
					39,359
Louisiana (0.3%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	547
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	675
	East Baton Rouge Parish LA Industrial Development Board Revenue (Exxon Mobil Project) VRDO	0.050%	10/1/20	400	400
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,047
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	889
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	345
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	407
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,307
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	3,059
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,679
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	1,235	1,390
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,523
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,597
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,069
	Louisiana State University Revenue	5.000%	7/1/23	455	507
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	910	1,138
	New Orleans LA GO	5.000%	12/1/31	500	545
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,829
	St. John the Baptish Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.125%	7/1/24	575	579
	St. John the Baptish Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.375%	7/1/26	725	734
					21,266
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	563
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	752
	Portland ME General Airport Revenue	4.000%	1/1/39	810	898
					2,213
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,455

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,333
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,780
Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,183
Baltimore County MD GO	5.000%	8/1/21	1,435	1,493
Baltimore County MD GO	4.000%	3/1/30	1,200	1,432
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,685
Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	714
Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,461
Harford County MD GO	5.000%	10/1/26	1,250	1,590
Howard County MD GO Prere.	5.000%	2/15/21	750	764
Howard County MD GO Prere.	5.000%	8/15/21	80	83
Howard County MD GO Prere.	5.000%	8/15/21	120	125
Maryland Department of Transportation Revenue	4.000%	12/1/23	1,905	1,989
Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,507
Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,921
Maryland GO	5.000%	6/1/21	2,525	2,607
Maryland GO	5.000%	8/1/21	1,000	1,040
Maryland GO	5.000%	3/15/22	1,000	1,071
Maryland GO	5.000%	8/1/22	1,790	1,949
Maryland GO	5.000%	8/1/22	1,500	1,633
Maryland GO	5.000%	3/15/23	1,145	1,281
Maryland GO	4.000%	8/1/23	2,670	2,959
Maryland GO	5.000%	8/1/23	1,920	2,182
Maryland GO	5.000%	8/1/23	1,670	1,898
Maryland GO	5.000%	3/15/24	1,100	1,282
Maryland GO	5.000%	8/1/25	6,785	8,319
Maryland GO	5.000%	3/15/26	1,235	1,543
Maryland GO	4.000%	8/1/26	1,970	2,178
Maryland GO	4.000%	3/1/29	3,000	3,147
Maryland GO	4.000%	6/1/29	2,000	2,243
Maryland GO	3.250%	8/1/30	1,000	1,062
Maryland GO	5.000%	8/1/31	5,000	6,514
Maryland GO	5.000%	8/1/35	5,000	6,736
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,270
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	534
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	903
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	542
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,381
Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,149
Montgomery County MD GO	5.000%	11/1/22	1,000	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,404
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,930
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,755
	Montgomery County MD GO	3.750%	11/1/37	1,000	1,157
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,153
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,194
	Prince Georges County MD GO Prere.	5.000%	9/15/21	580	607
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,181
					91,420
Massachusetts (1.4%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,597
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	539
[7]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	527
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,333
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,906
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,123
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,403
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,221
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,135
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,550
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,321
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,850
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	631
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,510
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	742
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	519
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,295
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	300	301
	Massachusetts GO	5.500%	10/1/20	525	525
[7]	Massachusetts GO	5.500%	10/1/20	500	500
	Massachusetts GO	5.000%	8/1/22	1,000	1,089
	Massachusetts GO	5.250%	8/1/23	525	600
	Massachusetts GO	5.000%	12/1/23	1,520	1,751
	Massachusetts GO	5.000%	12/1/24	2,040	2,442
	Massachusetts GO	5.000%	5/1/29	2,180	2,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	5.000%	5/1/31	1,675	1,876
	Massachusetts GO	5.000%	9/1/31	1,500	2,104
	Massachusetts GO	5.250%	1/1/34	2,665	3,507
	Massachusetts GO	5.000%	7/1/35	1,000	1,197
[8]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.718%	11/1/25	1,380	1,378
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,380	3,058
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/20	335	336
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	703
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,812
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	681
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,572
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,214
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,706
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,221
	Massachusetts School Building Authority Dedicated Sales Tax Revenue ETM	5.000%	5/15/21	900	927
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,815
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	200
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	435
[7]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	625
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,165
[7]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	880	767
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21	500	521
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	9,928
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	1,000	1,096
[2]	University of Massachusetts Building Authority Project Revenue VRDO	0.110%	10/7/20	5,830	5,830
					89,532
Michigan (1.4%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Birmingham MI City School District GO	5.000%	5/1/22	740	797
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,209
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,363
[3,15]	Detroit MI City School District GO	5.250%	5/1/28	615	799
[3]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,266
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	492
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,136
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,084
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,020	1,266
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,319
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,551
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,538
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	2,004
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,232
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,282
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,839
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,139
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,692
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	634
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	528
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	4,302
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	625	792
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,010	5,068
[3,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,166
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	2,015
	Michigan Building Authority Revenue	5.000%	4/15/24	1,550	1,809
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,710
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,202
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,498
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,174
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) Prere.	5.000%	12/1/21	920	972
	Michigan Finance Authority Revenue	5.000%	10/1/22	500	523
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,382
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,345
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,129
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	894
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,719
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,144
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,507
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,016
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,171
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,145
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	541
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	534
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,373
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,586
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,096
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	548
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	5,948
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,467
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,501
[15]	Roseville MI School District GO	5.000%	5/1/34	1,665	1,972
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,657
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,529
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,042
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,542
					89,916
Minnesota (0.6%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,140
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	453
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	444
	Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	1,800	1,829
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	548
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	2,053
	Minnesota GO	5.000%	8/1/22	1,500	1,633
	Minnesota GO	5.000%	8/1/24	1,615	1,911

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	8/1/25	1,500	1,843
Minnesota GO	5.000%	8/1/27	1,005	1,227
Minnesota GO	5.000%	8/1/28	3,000	3,983
Minnesota GO	5.000%	9/1/30	1,235	1,561
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	643
Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,818
Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	1,419	1,469
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,265
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,318
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	1,000	1,391
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	427
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	536
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	551
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	587
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	823
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,247
University of Minnesota Revenue Prere.	5.250%	12/1/20	500	504
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,192
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,301
				34,697
Mississippi (1.0%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.050%	10/1/20	50,260	50,260
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,636
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	638
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,745	2,190
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,798
Mississippi GO	5.000%	11/1/29	1,000	1,211
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,059
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	808
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,149
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	725
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	645
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,136
					64,514
Missouri (0.7%)
[3]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,437
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,375
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,669
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,358
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,290
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,647
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	655
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,130	4,629
[2]	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Bethesda Health Group) VRDO	0.040%	10/1/20	14,125	14,125
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,059
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	924
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,706
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,000	1,262
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,280
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,693
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	710	790
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,657
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,187
[3]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,182
					41,738
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	995
Multiple States (0.2%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,565	1,707
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,985	2,163
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,965	2,144
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,385	1,511
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	487	548
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,300	1,419
					9,492
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	315
[2]	Central Plains Energy Project Nebraska Gas Project Revenue PUT	4.000%	8/1/25	7,315	8,407
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,243
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,378
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project) Prere.	5.000%	11/1/21	750	787
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	147
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	300
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	367
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,053
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,577
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,270	1,556
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,937
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,854
					21,921
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	670
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,740	1,835
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	1,875	2,385
	Clark County NV GO	4.000%	6/1/32	1,505	1,755
	Clark County NV GO	4.000%	7/1/32	2,190	2,557
	Clark County NV GO	5.000%	7/1/33	1,000	1,094
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,788
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,283
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,000	1,264
[3]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,764
[3]	Clark County NV School District GO	4.000%	6/15/33	1,820	2,070
[3]	Clark County NV School District GO	4.000%	6/15/40	850	988
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,064
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,396
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,395
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,276
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,278
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,911
	Nevada GO	5.000%	4/1/22	1,740	1,865
	Nevada GO	5.000%	11/1/23	1,465	1,679
	Nevada GO	5.000%	11/1/25	1,015	1,228
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,942
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	297
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	301
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	288
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	287
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,841
					43,974
New Hampshire (0.1%)
	National Finance Authority NH Revenue	4.125%	1/20/34	2,577	2,783
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,985	3,349
					6,132
New Jersey (1.5%)
	Bergen County NJ GO	5.000%	10/15/21	1,490	1,565
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	500	496
	Jersey City NJ GO	5.000%	3/1/21	480	489
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	559
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	1,000	1,028
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,095
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	500	571
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,365
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	535
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,647
[7]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	479
[7]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	121
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	300	305
[7]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,219
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,241
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	812
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	543
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,078
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	971
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	640	663
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,177
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,790
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,380	1,610
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	723
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,621
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,192
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,511
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,174
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,287
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,284
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,164
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,671
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,256
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	2,500	2,523
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	345	363
[11,14]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	150	159
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,432
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	682
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,137
[6]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,732
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,269
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	500	512
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	716
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	768
	New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,299
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,233
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,236
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,872
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,193
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/22	1,000	1,060
[2,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.310%	10/1/20	5,650	5,650
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	500	534
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,117
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,209
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	280	286
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,959
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	853
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,236
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	546
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,813
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,202
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,294
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,831
					93,325
New Mexico (0.3%)
	Albuquerque NM GO	5.000%	7/1/23	5,000	5,653
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	315
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	299
	Farmington NM Pollution Control Revenue (Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24	1,750	1,755
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,364
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23	500	502
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,119
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,445	1,714
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	958
					15,901
New York (7.5%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	976
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	790
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	754
	Dutchess County NY Local Development Corp. (Culinary Institute of America Project)	5.000%	7/1/33	200	217
	Dutchess County NY Local Development Corp. (Culinary Institute of America Project)	5.000%	7/1/34	240	261
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	641
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31	500	514
[3]	Hempstead NY GO	4.000%	4/1/29	1,420	1,616
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,768
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	500	587
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	141
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,100	1,462
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,000	1,263
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,040
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,360
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,217
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,060
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,173
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,981
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	1,735	1,697
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,250	1,333
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,295
	Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22	8,095	8,421
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,208
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,258
	Nassau County NY GO	5.000%	4/1/23	1,000	1,105
	New York City NY GO	5.000%	8/1/21	2,000	2,080
	New York City NY GO	5.000%	8/1/21	515	536
	New York City NY GO	5.000%	8/1/21	1,745	1,815
	New York City NY GO	5.000%	8/1/22	705	767
	New York City NY GO	5.000%	8/1/22	1,290	1,403
	New York City NY GO	5.000%	8/1/23	400	434
	New York City NY GO	5.000%	8/1/23	1,505	1,700
	New York City NY GO	5.000%	8/1/24	1,000	1,170
	New York City NY GO	5.000%	8/1/25	770	817
	New York City NY GO	5.000%	8/1/25	1,245	1,506
	New York City NY GO	5.000%	8/1/25	1,310	1,585
	New York City NY GO	5.000%	8/1/25	1,000	1,210
	New York City NY GO	5.000%	6/1/26	2,450	2,941
	New York City NY GO	5.000%	8/1/26	500	541
	New York City NY GO	5.000%	8/1/26	1,000	1,104
	New York City NY GO	5.000%	8/1/28	400	400
	New York City NY GO	5.000%	8/1/28	5,000	6,411
	New York City NY GO	5.000%	11/1/29	5,000	6,539
	New York City NY GO	5.000%	8/1/30	1,000	1,125
	New York City NY GO	5.000%	3/1/31	1,340	1,483
	New York City NY GO	5.000%	12/1/32	1,755	2,133
	New York City NY GO	5.000%	12/1/33	1,515	1,837
	New York City NY GO	5.000%	12/1/35	1,120	1,353
	New York City NY GO Prere.	5.000%	8/1/21	365	380
	New York City NY GO Prere.	5.000%	10/1/21	500	524
[2]	New York City NY GO VRDO	0.040%	10/1/20	6,475	6,475
[2]	New York City NY GO VRDO	0.040%	10/1/20	275	275
[2]	New York City NY GO VRDO	0.060%	10/1/20	23,765	23,765
[2]	New York City NY GO VRDO	0.060%	10/1/20	4,300	4,300
[2]	New York City NY GO VRDO	0.060%	10/1/20	4,950	4,950
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	575	577
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,127
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,148
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,090
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	1,043
[3,13]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	2,077
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,250	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	500	517
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,265
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,419
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,240
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,461
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,176
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	10/1/20	400	400
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	10/1/20	5,435	5,435
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	550	596
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	1,730	2,079
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,395
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	1,045	1,263
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	250	269
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	1,635	2,037
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	1,750	1,997
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,252
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	484
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,603
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	949
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	552
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30	440	447
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	500	508
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	321
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	546
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,447
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	546
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	534
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,674
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,074
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,500	1,788
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,654
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,887
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,976
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,075
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,937
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,408
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,155
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,065
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,765
[12]	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	9,195
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,146
	New York City NY Transitional Finance Authority Future Tax Revenue Prere.	5.250%	2/1/21	60	61
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.040%	10/1/20	15,630	15,630
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	10/1/20	8,500	8,500
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,865
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,074
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,052
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,663
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,649
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,506
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,000	2,478
[2,4]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.130%	10/1/20	4,300	4,300
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,139
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,060
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	945	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,530	1,534
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	230	235
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,000	1,021
[7,9]	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	325	333
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,097
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,308
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,210
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	1,645	1,758
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,772
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,058
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,440
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,500	1,482
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	680	693
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	903
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	642
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,738
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,089
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	664
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,726
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,435
	New York NY GO	4.000%	8/1/37	2,000	2,303
	New York NY GO	4.000%	10/1/37	2,680	3,091
[6]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	590
[6]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	648
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	502
[11]	New York State Dormitory Authority Revenue	5.000%	10/1/20	75	75
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,080
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/24	400	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/30	1,000	1,388
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,173
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,155
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,700	2,066
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	884
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	1,465	1,619
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	894
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	1,500	1,798
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	792
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,964
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,414
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,281
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,296
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	531
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,252
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	317
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,163
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,284
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,131
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,842
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,804
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,316
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	170	181
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	160	170
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	595	595
[3]	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	390	409
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,556
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,188
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,688
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,427
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,860
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,663
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,132
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,247
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	541
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,884
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,455
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,082
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21	170	174
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,500	2,773
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,317
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,325
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25	500	523
[7]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	530	571
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,537
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,799
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,399
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,227
[12]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	12,934
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,216
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,716
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,643
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,438
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,431
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,100
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,200	1,476
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,240	2,804
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,594
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,559
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,268
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,077
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,707
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	859
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,390
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,317
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,210
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,592
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,830
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,361
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,971
	Westchester County NY Health Care Corp. Revenue Prere.	5.000%	11/1/21	890	936
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,198
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,715
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,778
					465,627
North Carolina (0.5%)
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	187
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	363
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	237
[2]	Charlotte-Mecklenburg NC Hospital Authority Revenue (Health Care System) VRDO	0.050%	10/1/20	2,415	2,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,266
	North Carolina GAN	5.000%	3/1/25	1,055	1,267
	North Carolina GAN	5.000%	3/1/27	1,015	1,208
	North Carolina GO	5.000%	5/1/22	360	388
[13]	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	3,000	3,291
[13]	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	600	655
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,029
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,074
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.110%	10/1/20	2,100	2,100
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	907
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	5	6
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,225
	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	320	350
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	197
	Union County NC Enterprise System Revenue	3.000%	6/1/33	1,290	1,457
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	477
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,722
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,184
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	380
	Wake County NC GO	5.000%	3/1/23	2,145	2,397
	Western California University General Revenue	3.000%	4/1/36	1,480	1,572
					29,354
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,415
Ohio (1.7%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,380
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,653
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,479
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project) Prere.	5.250%	2/15/22	570	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,264
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	487
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	323
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,490
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	240	280
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,355	2,505
	Butler County OH Hospital facilities Revenue (Cincinnati Children's Hospital Medical Center)	5.000%	5/15/32	2,000	2,729
	Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31	500	510
	Butler County OH Hospital Facilities Revenue (UC Health) Prere.	5.250%	11/1/20	435	437
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	772
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	406
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,120
[3]	Columbus OH City School District GO	0.000%	12/1/29	1,000	879
	Columbus OH GO	4.000%	8/15/26	1,730	2,022
	Columbus OH GO Prere.	5.000%	7/1/22	535	580
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,779
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	585
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32	1,000	1,169
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	653
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,970
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	679
	Franklin County OH Convention Facilities Authority Revenue ETM	5.000%	12/1/20	1,000	1,008
	Franklin County OH Hospital Revenue (Nationwide Children's Hospital)	5.000%	11/1/31	1,000	1,342
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,430
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,097
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	804
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,211
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/21	200	203
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,298
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	331
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group) Prere.	5.250%	11/15/21	535	565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,086
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,781
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	3,054
[2]	Montgomery County OH Hospital Revenue (Premier Health Partners) VRDO	0.060%	10/1/20	7,275	7,275
	North Royalton OH City School District GO	5.000%	12/1/26	300	363
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,691
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/30	2,200	3,000
	Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/20	100	100
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,585	1,972
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	798
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,369
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,082
	Ohio GO	5.000%	5/1/23	1,270	1,429
	Ohio GO	5.000%	8/1/23	500	544
	Ohio GO	5.000%	8/1/24	500	591
	Ohio GO	5.000%	11/1/24	1,675	1,999
	Ohio GO	5.000%	2/1/27	1,000	1,239
	Ohio GO	5.000%	6/15/27	3,425	3,812
	Ohio GO	5.000%	5/1/33	1,010	1,295
	Ohio GO	5.000%	3/1/35	1,000	1,234
	Ohio GO	5.000%	3/15/36	1,005	1,155
	Ohio GO	5.000%	3/1/38	2,000	2,447
	Ohio GO Prere.	5.000%	8/1/21	1,110	1,155
	Ohio Higher Education GO	5.000%	8/1/21	500	520
	Ohio Higher Education GO	5.000%	5/1/30	5,015	6,031
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	639
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	3,019
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,263
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,675
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,823
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,150
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,132
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,604

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,353
Penta Career Center Ohio COP	5.250%	4/1/23	125	134
Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,080
Revere OH Local School District GO Prere.	5.000%	6/1/22	665	718
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	592
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	274
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	269
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	280
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	269
				108,345
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,351
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,499
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,328
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,153
Oklahoma City OK GO	5.000%	3/1/24	525	535
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,090
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,835
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,379
Oklahoma Turnpike Authority Revenue Prere.	5.000%	1/1/21	300	304
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	295
University of Oklahoma Revenue	5.000%	7/1/31	475	489
				12,258
Oregon (0.2%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,421
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	633
Medford Hospital Facilities Authority	5.000%	8/15/35	1,000	1,291
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,224
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,604
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	70	71
Oregon Department of Administrative Services Lottery Revenue Prere.	5.250%	4/1/21	430	441
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,000	2,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,174
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	532
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	528
	Oregon GO	5.000%	5/1/23	500	538
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	603
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	542
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,622
					14,807
Pennsylvania (2.6%)
	Allegheny County PA GO	4.000%	11/1/30	1,020	1,189
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University) Prere.	5.500%	3/1/21	325	332
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,250
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,226
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,220
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	560
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,265
[8]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	0.888%	2/1/21	160	160
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	511
[13]	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	415	497
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,055
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	279
[5]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,210
[5]	Armstrong PA School District GO	5.000%	3/15/27	995	1,243
[5]	Armstrong PA School District GO	5.000%	3/15/29	920	1,196
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/25	2,065	2,299
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,460	1,974
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System) Prere.	5.500%	12/1/21	530	562
	Chester County PA GO Prere.	5.000%	11/15/22	750	826
[5]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	371
[5]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	404
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	617
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,663
	Delaware River PA Joint Toll Bridge Commission (Bridge System Revenue)	5.000%	7/1/34	225	279
[6]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	250	323
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,023
	Easton PA Area School District GO	4.000%	4/1/28	580	713
[5,6]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[5,6]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,132
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,279
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,463
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,113
[3]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,209
	Manheim Township PA School District GO	5.000%	2/1/30	830	1,003
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,000	1,067
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	539
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,877
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,070
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,091
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,348
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,227
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,514
	Pennsylvania COP	5.000%	7/1/26	500	617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania COP	5.000%	7/1/27	500	631
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,290
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,876
	Pennsylvania GO	5.375%	7/1/21	500	519
	Pennsylvania GO	5.000%	8/15/23	2,000	2,271
	Pennsylvania GO	5.000%	1/1/24	1,500	1,728
	Pennsylvania GO	5.000%	8/15/24	500	590
	Pennsylvania GO	5.000%	1/1/26	3,295	4,062
	Pennsylvania GO	5.000%	9/15/26	1,500	1,886
	Pennsylvania GO	5.000%	7/15/27	2,500	3,205
	Pennsylvania GO	5.000%	7/15/28	4,975	6,498
	Pennsylvania GO	4.000%	1/1/29	3,000	3,552
[3]	Pennsylvania GO	4.000%	8/15/30	1,000	1,148
	Pennsylvania GO	5.000%	3/15/32	8,000	9,437
	Pennsylvania GO	5.000%	10/15/32	1,000	1,133
[3]	Pennsylvania GO	4.000%	3/1/33	1,110	1,329
[3]	Pennsylvania GO	4.000%	3/1/34	1,670	1,992
	Pennsylvania GO	4.000%	3/1/36	1,000	1,163
	Pennsylvania GO	4.000%	3/1/37	1,000	1,167
[5]	Pennsylvania GO	4.000%	3/1/37	1,000	1,181
	Pennsylvania GO Prere.	5.000%	11/15/21	500	527
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	201
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	536
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,476
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,235
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,200
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	771
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,263
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	2,082
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,352
[3]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,994
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	916
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,720
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,979
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,808
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,292
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,245
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,761
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,241
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,000	1,290
[13]	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,940
	Pennsylvania Turnpike Commission Revenue Prere.	5.000%	12/1/20	495	499
	Pennsylvania Turnpike Commission Revenue Prere.	5.000%	12/1/20	265	267
	Pennsylvania Turnpike Commission Revenue Prere.	5.000%	12/1/20	695	701
[8]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.090%	12/1/21	1,315	1,321
	Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,126
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,170
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,179
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,943
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,219
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,563
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,147
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,116
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,162
[13]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,339
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,219
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,292
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,296
[3]	Reading PA School District GO	5.000%	3/1/25	955	1,132
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	981
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	950
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,406
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,085	1,212
[5]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,764
[3]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	2,009
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project) Prere.	6.250%	1/1/21	80	81
					158,543
Puerto Rico (0.3%)
[7]	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	500	502
[9,17]	Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	500	516
[13]	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,257
[3,11]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,302
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	183
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,127
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,324	1,829
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	106
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	6,791	6,921
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,735	1,768
					15,511
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,348
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	565
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	600
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	825	849
					4,362
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	311
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	676
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	964
	Columbia SC Waterworks & Sewer System Revenue Prere.	5.000%	2/1/22	250	266
	Florence SC Water & Sewer Revenue	3.000%	9/1/34	1,610	1,773
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,175
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,208
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,752
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,005	1,146
[2]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	2,095
[7]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,563
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,675
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,141
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,782
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,330
	South Carolina Public Service Authority Revenue	5.000%	12/1/28	1,465	1,532
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,857
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,304
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,110	1,223
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,639
[3]	Spartanburg SC Regional Health Services District	5.000%	4/15/34	510	649
[5]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,198
					31,127
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,221
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,550
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,422
					8,193
Tennessee (1.0%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,208
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,655
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/29	2,880	3,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,154
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,951
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,619
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,176
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,097
	Memphis TN GO	5.000%	5/1/30	500	513
	Memphis TN GO	4.000%	6/1/31	1,000	1,169
	Memphis TN GO	4.000%	5/1/35	5,685	6,739
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	643
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21	625	627
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	519
[2,3]	Shelby County Health Educational & Housing Facilities Board VRDO	0.040%	10/1/20	2,700	2,700
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,936
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,998
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	2,055
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,078
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,286
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,227
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	3,045	3,279
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,853
	Tennessee GO	5.000%	8/1/22	1,475	1,606
	Tennessee GO	4.000%	8/1/28	4,850	5,623
	Tennessee GO	5.000%	8/1/32	1,000	1,202
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	10	13
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	10	12
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,806
	Williamson County TN GO	4.000%	5/1/27	1,320	1,439
					59,859
Texas (5.1%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,279
[18]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	721
[18]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,305
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	518
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	383
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,358
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,389
	Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,397
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,206
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,234
	Austin TX Water & Wastewater System Revenue ETM	5.000%	11/15/21	500	527
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,650
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,347
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,109
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,160
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	94
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	166
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,351
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	845	984
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,415	1,648
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	625
[18]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,122
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University) Prere.	5.250%	3/1/21	200	204
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	3,044
[18]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25	500	509
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,230
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	1,670	2,035
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,739
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	552
[18]	Dallas TX Independent School District GO	5.000%	2/15/23	485	494
[18]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,593
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,340	1,405
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	210	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	2,049
	Dallas TX Waterworks & Sewer System Revenue Prere.	5.000%	10/1/21	195	204
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,130
	Dallas-FortWorth TX International Airport Revenue	5.000%	11/1/30	3,700	4,942
[18]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,091
	El Paso TX GO	5.000%	8/15/28	750	987
	El Paso TX GO	5.000%	8/15/31	850	1,124
	El Paso TX GO	4.000%	8/15/34	1,000	1,223
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,343
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	458
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,707
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	884
[18]	Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,093
[10]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,801
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,742
	Gulf Coast TX Industrial Development Authority Revenue (Exxon Mobil Project) VRDO	0.020%	10/1/20	2,980	2,980
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,265
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	2,000	2,200
	Harris County TX GO	5.000%	8/15/22	1,960	2,133
	Harris County TX GO	5.000%	10/1/23	20	21
	Harris County TX GO	5.000%	8/15/32	1,025	1,114
	Harris County TX GO	5.000%	10/1/36	1,200	1,452
	Harris County TX GO	5.000%	10/1/40	2,470	2,968
	Harris County TX GO Prere.	5.000%	10/1/21	280	293
	Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	993
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	555
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,685	2,024
[13]	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,177
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,437
	Houston TX Airport System Revenue	5.000%	7/1/31	60	75
	Houston TX Airport System Revenue	5.000%	7/1/37	1,685	2,048
	Houston TX GO	5.000%	3/1/27	1,000	1,265
	Houston TX GO	4.000%	3/1/35	1,500	1,726
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,163
[18]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	2,159
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,354
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,712
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,185
	Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,006
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,348
[18]	Katy TX Independent School District GO	4.000%	2/15/27	275	298
[18]	Katy TX Independent School District GO	4.000%	2/15/28	375	406
[18]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,478
[18]	Lake Travis TX Independent School District GO Prere.	5.000%	2/15/21	500	509
[18]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,632
	Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,171
[18]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,844
[18]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,675
	Lone Star College System Texas GO	5.000%	2/15/28	1,410	1,734
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,417
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,437
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,159
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,115	1,406
	Lubbock TX GO	5.000%	2/15/23	500	533
[18]	Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,388
[18]	Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,375
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	285	278
[18]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,335
[18]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	1,061
	Montgomery TX GO	4.000%	3/1/30	1,840	2,206
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,714
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,200
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,127
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	222
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	243
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	287
[18]	North East TX Independent School District GO	5.250%	2/1/22	580	619
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,740
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,617
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,755
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,786
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,795
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,169
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,791
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,780
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,657
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,165
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,989
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,464
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	651
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,123
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,743
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	2,006
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,227
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,153
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,732
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,187
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,465
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue Prere.	5.500%	9/1/21	500	524
[18]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,423
[18]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,540
[13,18]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	999
[18]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,199
[18]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,933
[18]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	2,118
[18]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,272
	Pasadena TX GO	4.000%	2/15/28	1,000	1,147
	Pearland TX GO	4.000%	3/1/32	1,095	1,278
	Pearland TX GO	4.000%	3/1/33	910	1,057
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	281
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	396
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,451
[18]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,924
[18]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,743
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	508
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,088
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,452
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	3,000	3,983
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,228
	San Antonio TX GO	5.000%	2/1/26	1,000	1,200
	San Antonio TX GO Prere.	5.000%	2/1/21	1,000	1,016
	San Antonio TX GO Prere.	5.000%	2/1/21	500	508
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,070
[18]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,578
[18]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,974
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,245
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,069
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,815
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,535
[18]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,203
[18]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,693
	Sugar Land TX GO	5.000%	2/15/26	510	632
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,110
[18]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	4,087
	Texas GO	5.000%	10/1/22	1,120	1,227
	Texas GO	5.000%	10/1/24	1,210	1,437
	Texas GO	5.000%	8/1/26	925	962
	Texas GO	5.000%	8/1/31	500	520
	Texas GO Prere.	5.000%	4/1/24	1,330	1,552
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/21	365	385
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	280
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	684
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	175	206
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/22	1,005	1,097
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/23	380	414
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/25	2,215	2,407
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/28	1,335	1,438
	Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	522
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	1,000	1,173
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,321
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,139
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,252
[5]	Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	1,020	1,060
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	2,006
	Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,620
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,622
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,832
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,455
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	2,157
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,351
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	595
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	880	995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,783
	Texas Water Development Board Revenue	4.000%	10/15/32	1,000	1,203
	Texas Water Development Board Revenue	4.000%	10/15/33	1,635	1,979
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,768
	Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,390
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,078
[13]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,945
	Texas Water Financial Assistance GO	5.000%	8/1/27	260	270
	Texas Water Financial Assistance GO Prere.	5.000%	8/1/21	740	769
	Travis TX GO	5.000%	3/1/27	1,545	1,919
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,260
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,561
[18]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,992
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	6,101
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,920
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,065
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,355
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,299
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,548
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,310
[5]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,575
[5]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	314
	Williamson County TX GO	5.000%	2/15/23	230	245
					317,756
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,290
	Central Utah Water Conservancy District GO	5.000%	4/1/30	500	511
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,192
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	8,281
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	879
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	943
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,066
	Utah GO	5.000%	7/1/21	1,300	1,347
	Utah GO	5.000%	7/1/22	1,410	1,530
	Utah GO	5.000%	7/1/24	1,015	1,197
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,210
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,569
				21,689
Vermont (0.0%)
University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,445
Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/23	600	653
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	517
Fairfax County VA GO	5.000%	10/1/20	1,710	1,710
Fairfax County VA GO	5.000%	10/1/23	1,255	1,437
Fairfax County VA GO	4.000%	10/1/32	1,415	1,680
Fairfax County VA GO	5.000%	10/1/34	685	919
Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	430
Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	536
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,840
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,504
Norfolk VA GO	5.000%	10/1/20	775	775
Norfolk VA GO	5.000%	8/1/21	2,040	2,123
Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,293
Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,595
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,455
Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	533
Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,116
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,235
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	531
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,282
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	678
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	476
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,290
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,645
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	330	361
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	25	27
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,410	2,521
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,762
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,481
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,044
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,480
	Virginia Public Building Authority Revenue	5.000%	11/1/31	125	137
	Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,453
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,546
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Company Project) PUT	0.750%	9/2/25	575	574
					45,161
Washington (1.2%)
[13]	Bellingham Wash Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	471
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	1,004
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,414
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,466
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,183
	King County WA GO	5.000%	1/1/24	500	530
	King County WA GO	4.000%	12/1/32	1,500	1,723
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	1,052
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,111
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,000	1,225
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,749
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,102
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,086
	Port of Seattle WA Revenue	5.000%	8/1/29	250	270
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,207
	University of Washington Revenue	5.000%	4/1/31	335	343
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,197
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,677
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,297
	Washington GO	5.000%	7/1/22	1,445	1,568
	Washington GO	5.000%	7/1/23	1,155	1,308
	Washington GO	5.000%	7/1/25	560	607
	Washington GO	5.000%	7/1/25	1,500	1,764
	Washington GO	5.000%	8/1/26	5,105	6,448
	Washington GO	4.000%	7/1/27	2,425	2,577
	Washington GO	5.000%	8/1/27	1,000	1,224
	Washington GO	4.000%	7/1/28	1,135	1,204
	Washington GO	5.000%	7/1/28	2,000	2,394
	Washington GO	4.000%	7/1/29	2,720	2,965
	Washington GO	5.000%	7/1/30	1,100	1,312
	Washington GO	5.000%	7/1/32	1,250	1,483
[13]	Washington GO	5.000%	6/1/35	1,500	1,965
	Washington GO	5.000%	8/1/36	2,070	2,634
	Washington GO	5.000%	8/1/37	3,685	4,267
	Washington GO	5.000%	8/1/38	2,070	2,618
	Washington GO Prere.	5.000%	2/1/22	500	532
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	2,018
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,183
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,500	1,840
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,128
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,232
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	936
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,209
	Washington State University General Revenue	5.000%	10/1/31	500	519
					71,431
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,155	1,427
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,758
	West Virginia GO	5.000%	12/1/35	1,000	1,273
	West Virginia GO	5.000%	6/1/36	1,000	1,270
	West Virginia GO	5.000%	6/1/38	2,500	3,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,579
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	962
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	825	1,053
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,268
					13,806
Wisconsin (1.0%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,128
	Madison WI GO	4.000%	10/1/26	1,500	1,812
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,370
[2]	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.050%	10/1/20	5,000	5,000
	Wisconsin GO	5.000%	5/1/21	835	859
	Wisconsin GO	5.000%	5/1/29	1,000	1,119
	Wisconsin GO	4.000%	5/1/33	1,665	1,974
	Wisconsin GO	5.000%	5/1/34	1,780	2,189
	Wisconsin GO	5.000%	5/1/34	3,880	4,973
	Wisconsin GO	5.000%	5/1/35	1,000	1,227
	Wisconsin GO	5.000%	5/1/36	2,000	2,377
	Wisconsin GO	5.000%	5/1/36	1,000	1,226
	Wisconsin GO	5.000%	5/1/38	1,740	2,151
	Wisconsin GO ETM	5.000%	5/1/21	15	15
	Wisconsin GO Prere.	5.000%	5/1/22	500	538
	Wisconsin GO Prere.	5.000%	5/1/22	35	38
	Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,379
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,296
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,748
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,699
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,670	1,869
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,169
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	532
[2]	Wisconsin Health & Educational Facilities Authority Revenue (Medical College of Wisconsin Inc.) VRDO	0.040%	10/1/20	4,225	4,225
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,830
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	804
[13]	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,296
[13]	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,135
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	559
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,425	1,800
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,698
	Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,203
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	115	125
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	385	417
					59,732
Wyoming (0.2%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.050%	10/1/20	10,035	10,035
[5]	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/34	1,000	1,209
					11,244
Total Tax-Exempt Municipal Bonds (Cost $3,073,294)					3,237,187

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investment (0.0%)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill (Cost $2,759)	0.115%	2/16/21	2,760	2,759
Total Investments (99.8%) (Cost $4,473,237)				6,194,134
Other Assets and Liabilities—Net (0.2%)				12,291
Net Assets (100%)				6,206,425
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $21,991,000, representing 0.4% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Securities with a value of $754,000 have been segregated as initial margin for open futures contracts.
13	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2020.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	389	49,026	26
E-mini S&P 500 Index	December 2020	411	68,884	1,110
				1,136

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2020	(97)	(15,512)	(5)
Ultra Long U.S. Treasury Bond	December 2020	(49)	(10,869)	91
				86
				1,222

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,954,188	—	—	2,954,188
Tax-Exempt Municipal Bonds	—	3,237,187	—	3,237,187
Temporary Cash Investment	—	2,759	—	2,759
Total	2,954,188	3,239,946	—	6,194,134

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	480	—	—	480
1	Represents variation margin on the last day of the reporting period.